Earnings/(Losses) Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted earnings/(losses) per share
Weighted average number of outstanding ordinary shares in issue	849,654,296	847,143,540	792,684,524
Effect of share options and LTIP awards	19,542,052
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	869,196,348	847,143,540	792,684,524
Net income/(loss) attributable to the Company	$ 100,780	$ (360,835)	$ (194,648)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	$ 0.12	$ (0.43)	$ (0.25)